Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Series E Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2015	$ 7,863	$ 0	$ 0	$ 70,849	$ (62,986)
Balance (in shares) at Dec. 31, 2015		0	1,621,747
Conversion of Series D Preferred Stock to common stock and accretion of deemed dividend	16,883	$ 0	$ 1	16,882	0
Conversion of Series D Preferred Stock to common stock and accretion of deemed dividend (in shares)		0	4,735,589
Shares Sold in HLHW Equity Financing	2,445	$ 0	$ 0	2,445	0
Shares Sold in HLHW Equity Financing (in shares)		0	625,000
Shares Issued per the Capital Access Agreements	1,924	$ 0	$ 0	1,924	0
Shares Issued per the Capital Access Agreements (in shares)		0	360,000
Costs related to equity financing	(603)	$ 0	$ 0	(603)	0
Costs related to equity financing (in shares)		0	201,711
Promissory note converted to common stock	1,006	$ 0	$ 0	1,006	0
Promissory note converted to common stock (in shares)		0	115,667
Reclassification of Hercules warrants derivative liability to additional paid-in capital	46	$ 0	$ 0	46	0
Common stock issued to settle liabilities	240	$ 0	$ 0	240	0
Common stock issued to settle liabilities (in shares)		0	28,670
Share Purchase Agreements	3,438	$ 0	$ 0	3,348	0
Share Purchase Agreements (in shares)		0	407,063
Exercise of stock options	16	$ 0	$ 0	16	0
Exercise of stock options (in shares)		0	10,819
Share-based compensation	2,006	$ 0	$ 0	2,006	0
Share-based compensation (in shares)		0	17,500
Net loss	(32,661)	$ 0	$ 0	0	(32,661)
Balance at Dec. 31, 2016	2,513	$ 0	$ 1	98,159	(95,647)
Balance (in shares) at Dec. 31, 2016		0	8,123,766
Promissory note converted to common stock	0
Issuance of Series E Preferred Stock, net of issuance costs of $1,059	8,690	$ 0	$ 0	8,690	0
Issuance of Series E Preferred Stock, net of issuance costs of $1,059 (in shares)		18,000	0
Issuance of warrants in connection with Series E Preferred Stock, net of issuance costs of $896	7,355	$ 0	$ 0	7,355	0
Beneficial conversion feature in connection with Series E Preferred Stock	6,864	0	0	6,864	0
Accretion of beneficial conversion feature in connection with Series E Preferred Stock	(6,864)	0	0	(6,864)	0
Conversion of Series E Preferred Stock and dividends	0	$ 0	$ 1	(1)	0
Conversion of Series E Preferred Stock and dividends (in shares)		(5,809)	6,923,778
Common stock issued in connection with November 2016 Equity Line	4,014	$ 0	$ 0	4,014	0
Common stock issued in connection with November 2016 Equity Line (in shares)		0	1,100,000
Common stock issued in connection with March 2017 Equity Line	1,600	$ 0	$ 0	1,600	0
Common stock issued in connection with March 2017 Equity Line (in shares)		0	496,895
Financing fees related to November 2016 and March 2017 Equity Lines	(118)	$ 0	$ 0	(118)	0
Commitment fees and adjustment to shares issued related to November 2016 Equity Line	(902)	$ 0	$ 0	(902)	0
Commitment fees and adjustment to shares issued related to November 2016 Equity Line (in shares)		0	(184,211)
Common stock issued to settle liabilities	14	$ 0	$ 0	14	0
Common stock issued to settle liabilities (in shares)		0	3,825
Common stock issued to consultant	225	$ 0	$ 0	225	0
Common stock issued to consultant (in shares)		0	250,000
Share Purchase Agreements	238	$ 0	$ 0	238	0
Share Purchase Agreements (in shares)		0	(8,024)
Shares issued in conjunction with May 2017 Convertible Notes	574	$ 0	$ 0	574	0
Shares issued in conjunction with May 2017 Convertible Notes (in shares)		0	421,455
Rounding shares issued in connection with Reverse Split		0	10,595
April 2017 Convertible Notes warrant fair value and accretion of conversion premium	460	$ 0	$ 0	460	0
April 2017 Convertible Notes warrant fair value and accretion of conversion premium (in shares)		0	0
Conversion of April 2017 Convertible Notes	389	$ 0	$ 0	389	0
Conversion of April 2017 Convertible Notes (in shares)		0	462,323
Conversion of July 2017 Senior Secured Convertible Note	2,228	$ 0	$ 0	2,228	0
Conversion of July 2017 Senior Secured Convertible Note (in shares)		0	1,991,864
July 2017 Senior Secured Convertible Note Conversion Discount	598	$ 0	$ 0	598	0
Conversion of May 2017 Convertible Notes	1,864	$ 0	$ 0	1,864	0
Conversion of May 2017 Convertible Notes (in shares)		0	1,409,946
May 2017 Convertible Notes Waiver	1,611	$ 0	$ 0	1,611	0
Share-based compensation	526	$ 0	$ 0	526	0
Share-based compensation (in shares)		0	0
Series E Preferred Stock dividends	(232)	$ 0	$ 0	(232)	0
Net loss	(17,889)	0	0	0	(17,889)
Balance at Dec. 31, 2017	13,758	$ 0	$ 2	127,292	(113,536)
Balance (in shares) at Dec. 31, 2017		12,191	21,002,212
Conversion of Series E Preferred Stock and dividends	0	$ 0	$ 2	(2)	0
Conversion of Series E Preferred Stock and dividends (in shares)		(8,478)	23,825,614
Common stock issued to consultant	38	$ 0	$ 0	38	0
Common stock issued to consultant (in shares)		0	100,000
Down round trigger in connection with Series E Preferred Stock	10,127	$ 0	$ 0	10,127	0
Accretion of down round trigger in connection with Series E Preferred Stock	(10,127)	0	0	(10,127)	0
Down round trigger in connection with warrants	1,013	0	0	1,013	0
Accretion of down round trigger in connection with warrants	(1,013)	0	0	(1,013)	0
Conversion of May 2018 Convertible Notes	0	$ 0	$ 0	0	0
Conversion of May 2018 Convertible Notes (in shares)		0	1,845
Placement agent warrants	91	$ 0	$ 0	91	0
Share-based compensation	131	$ 0	$ 0	131	0
Share-based compensation (in shares)		0	0
Series E Preferred Stock dividends	(342)	$ 0	$ 0	(342)	0
Series E Preferred Stock accreted value from dividends	396	0	0	396	0
Exercise of warrants	3	$ 0	$ 0	3	0
Exercise of warrants (In shares)		0	34,820
Net loss	(13,233)	$ 0	$ 0	0	(13,233)
Balance at Sep. 30, 2018	$ 842	$ 0	$ 4	$ 127,607	$ (126,769)
Balance (in shares) at Sep. 30, 2018		3,713	44,964,491